UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period: February 29, 2008

Item 1.	Report to Stockholders.

Semi-Annual Report

FUSION GLOBAL

LONG/SHORT FUND

February 29, 2008

Investment Advisor

Fusion Asset Management, LLC

10425 Double R Blvd.

Reno, NV 89521

Phone: 1-877-600-7788

www.fusionmutualfunds.com

Fusion Funds – Letter to Shareholders

Dear Fellow Investors,

We have all been enduring one of the most tumultuous periods the financial markets have ever seen, a statement we do not make lightly. But with the FOMC (Federal Open Market Committee) orchestrating ‘emergency’ interest rate cuts and well established, ‘blue chip’, financial institutions reporting losses in the billions of dollars almost daily (not to mention the outright failure of the venerable Bear Stearns) these are clearly not normal times.

We feel the Fusion Global Long/Short Fund has navigated these stormy seas successfully, merely by avoiding the storms. While this seems obvious, most funds take a “bottom-up” approach to investing. We on the other hand believe that taking a “top down” approach to investing is absolutely critical, and that the most effective way to manage the risk inherent in financial markets is to be out of them when they are going down. Put another way, we passionately disagree with the idea that it’s a good thing to “only” lose 12% of an investor’s hard-earned money, when the market is down 15%!

Our mathematical, trend following, models are not designed to catch every top and bottom in the market. They seek to capture a good portion of major market trends (in both directions) and more importantly, avoid being on the wrong side of a market for an extended period of time. Recent market history provides a very good example.

Specifically, while the S&P 500 peaked on October 11th, it took until mid-November for our trend following models to flash sell signals. While the decline in November did impact us adversely, these signals allowed the fund to not only drastically reduce its net exposure to equity markets during the meltdown they endured over the first quarter of 2008, but in fact maintain a net short position to them at times. A major factor in the fund posting a positive return over the period.

Returns as of March 31, 2008
	3 Month	Since Inception (9/28/07)	Expense Ratio
Fusion Global Long/Short Fund	0.75%	(3.04)%	2.08	%(1)
S&P 500 Index	(9.44)%	(12.46)%
Fusion Smart Switch IndexTM	(0.65)%	0.07%
Lipper Long/Short Mutual Fund Average	(8.91)%	(10.20)%
HFN Long/Short Hedge Fund Average	(5.54)%	(4.78)%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-600-7788 or visiting www.fusionmutualfunds.com.

(1)

Pursuant to a contractual operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses do not exceed 1.90% of the Fund’s average net assets. The contractual expenses limitation does not apply to “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in shares of other mutual funds. Because the Fund is new, these expenses are based on estimated amounts of 0.18% of the Fund’s average net assets for the Fund’s current fiscal year.

Not only has the fund out-performed its benchmark by a wide margin (S&P 500), but it has also done extremely well compared to its peers. Specifically, the fund is well ahead of both the average long/short mutual fund as well as the average long/short hedge fund, according to Lipper and Hedge Fund Net, respectively.

While we are of course proud of our outstanding performance relative to our competitors, we are equally happy to be providing our services at what we believe to be a fair price (i.e. below the Morningstar category average for long/short funds) and with full transparency & daily liquidity.

We greatly appreciate the confidence and trust you have placed in us, and will continue to take the responsibility of managing your hard-earned assets with the utmost in dedication and care.

Warmest regards,

Mike Hurley, CMT

Portfolio Manager – Fusion Global Long/Short Fund

April 24, 2008

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

The Fusion Global Long/Short Fund is considered a “funds of funds”. The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. Mutual fund investing involves risk. Principal loss is possible. The Fusion Global Long/Short Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. It may make short sales of securities which involves the risk that losses may exceed the original amount invested and may invest in foreign securities in developing or emerging markets which can entail additional social, political and economic risks. It also may invest in smaller companies and debt instruments (including zero-coupon US Treasury bonds) which may be subject to higher volatility & risk than larger stocks and coupon bonds.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. Composed of general, broad-based, asset classes (including US stocks & bonds overseas stocks and commodities) the Smart Switch Index™ is calculated using quantitative, trend following models which ‘switch smartly’ between these assets classes. Meaning, that when an asset class is in an up trend, the index will simulate a long position in that particular asset. Similarly, when trending lower, the models employed can simulate either a neutral or short exposure to that asset class. The purpose being, to provide a benchmark which represents a well balanced, and actively risk managed, portfolio. The Lipper Long/Short Equity Funds Average represents the average total return of all the funds that as of the month end were in the indicated category, as defined by Lipper, Inc. The HFN Long/Short Equity Average is an average consisting of 1,645 long/short hedge funds. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributors (4/08)

FUSION GLOBAL LONG/SHORT FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, such as advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/28/07–2/29/08).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUSION GLOBAL LONG/SHORT FUND

Expense Example (continued)

(Unaudited)

	Fusion Global Long/Short Fund
	Beginning Account Value 9/28/07	Ending Account Value 2/29/08	Expenses Paid During Period 9/28/07–2/29/08*
Actual	$1,000.00	$964.80	$7.90
Hypothetical (5% return before expenses)	1,000.00	1,013.13	8.10
*	Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 155/366 to reflect the period since commencement of operations.

FUSION GLOBAL LONG/SHORT FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation across a wide variety of market conditions with the goal of providing longer term investors better returns with less volatility than the broad equity market averages across a full market cycle.

	Fusion Global Long/Short Fund	S&P 500 Index	Fusion Smart Switch IndexTM
Three Months	0.33%	(9.68)%	0.05%

Since Inception (9/28/07)	(3.52)%	(12.08)%	0.22%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-600-7788.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Continued

FUSION GLOBAL LONG/SHORT FUND

Investment Highlights (Continued)

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and benchmarks on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

Composed of general, broad-based, asset classes (including US stocks & bonds overseas stocks and commodities) the Smart Switch IndexTM is calculated using quantitative, trend following models which ‘switch smartly’ between these assets classes.

Meaning, that when an asset class is in an up trend, the index will simulate a long position in that particular asset. Similarly, when trending lower, the models employed can simulate either a neutral or short exposure to that asset class. The purpose being, to provide a benchmark which represents a well balanced, and actively risk managed, portfolio.

One cannot invest directly in an index.

*	Inception Date

FUSION GLOBAL LONG/SHORT FUND	Schedule of Investments

February 29, 2008 (Unaudited)

	Shares	Market Value
Exchange Traded Funds 46.21%
iShares Lehman 20+ Year Treasury Bond Fund	24,000	$2,260,560
iPath Dow Jones—AIG Commodity Index	20,000	1,313,400
Ultrashort MSCI EAFE ProShares	9,000	784,800
Ultrashort MSCI Emerging Markets ProShares	4,000	311,720
Ultrashort QQQ ProShares	5,000	263,300

Total Exchange Traded Funds (Cost $4,683,852)		4,933,780

Short-Term Investments 58.98%
Investment Companies
Fidelity Institutional Money Market Portfolio—Select	1,647,321	1,647,321
AIM Liquid Assets	1,549,603	1,549,603
AIM STIT—ST Prime Portfolio Money Market	1,549,602	1,549,602
AIM STIT—Treasury Portfolio	1,549,602	1,549,602

Total Short-Term Investments (Cost $6,296,128)		6,296,128

Total Investments 105.19% (Cost $10,979,980)		11,229,908

Liabilities, less Other Assets (5.19)%		(554,016)

Net Assets 100.00%		$10,675,892

The accompanying notes are an integral part of these financial statements

FUSION GLOBAL LONG/SHORT FUND

Statement of Assets and Liabilities

February 29, 2008

(Unaudited)
Assets
Investments, at value (cost $10,979,980)	$11,229,908
Receivable for Fund shares sold	43,650
Dividends and interest receivable	15,992

Total Assets	11,289,550

Liabilities
Payable for investments purchased	597,605
Payable to Advisor	16,032
Payable for Fund shares redeemed	21

Total Liabilities	613,658

Net Assets	$10,675,892

Net Assets Consist Of:
Paid-in capital	$10,660,747
Undistributed net investment income	6,168
Undistributed net realized loss	(240,951)
Net unrealized appreciation on investments	249,928

Net Assets	$10,675,892

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	443,616

Net asset value, redemption price and offering price per share	$24.07

The accompanying notes are an integral part of these financial statements

FUSION GLOBAL LONG/SHORT FUND

Statement of Operations

For the Period Ended February 29, 2008

(Unaudited)
Investment Income
Dividend income	$33,608
Interest income	47,920

Total Investment Income	81,528

Expenses
Advisory fees	44,219

Total Expenses	44,219

Net Investment Income	37,309

Realized and Unrealized Gain on Investments
Net realized loss on investments	(240,951)
Change in net unrealized appreciation on investments	249,928

Net Realized and Unrealized Gain on Investments	8,977

Net Increase in Net Assets From Operations	$46,286

The accompanying notes are an integral part of these financial statements

FUSION GLOBAL LONG/SHORT FUND

Statements of Changes in Net Assets

Period Ended February 29, 2008(1) (Unaudited)
From Operations
Net investment income	$37,309
Net realized loss on investments	(240,951)
Net change in unrealized appreciation on investments	249,928

Net increase in net assets from operations	46,286

From Distributions
Net investment income	(31,141)

Net decrease in net assets resulting from distributions paid	(31,141)

From Capital Share Transactions
Proceeds from shares sold	11,750,906
Net asset value of shares issued in reinvestment of distributions to shareholders	31,141
Costs for shares redeemed	(1,121,300)

Net increase in net assets from capital share transactions	10,660,747

Total increase in net assets	10,675,892

Net Assets:
Beginning of period	—

End of period	$10,675,892

Undistributed Net Investment Income	$6,168

(1)	Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements

FUSION GLOBAL LONG/SHORT FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended February 29, 2008(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (loss) from investment operations:
Net investment income	0.16	(2)
Net realized and unrealized loss on investments	(1.02)

Total from investment operations	(0.86)

Less distributions paid:
From net investment income	(0.07)

Total distributions paid	(0.07)

Net Asset Value, End of Period	$24.07

Total Return(3)	(3.52)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$10,676
Ratio of expenses to average net assets:	1.90	%(4)
Ratio of net investment income to average net assets:	1.60	%(4)
Portfolio turnover rate(3)	196.29%

(1)	Fund commenced operations on September 28, 2007.
(2)	Per share data using average shares outstanding method.
(3)	Not annualized for periods less than a full year.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements

FUSION GLOBAL LONG/SHORT FUND

Notes to Financial Statements

February 29, 2008 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fusion Global Long/Short Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on September 28, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Fusion Asset Management, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund values securities traded on a national securities exchange at their market value determined by their last sales price in the principal market in which these securities are normally traded. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value in accordance with procedures approved by the Board of Trustees.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

FUSION GLOBAL LONG/SHORT FUND

Notes to Financial Statements, continued

February 29, 2008 (Unaudited)

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncements

Effective August 31, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

FUSION GLOBAL LONG/SHORT FUND

Notes to Financial Statements, continued

February 29, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(3)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.90% of the Fund’s average daily net assets.

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended February 29, 2008
Shares sold	489,388
Shares issued to holders in reinvestment of distributions	1,297
Shares redeemed	(47,069)

Net increase	443,616

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended February 29, 2008, were $11,346,535 and $6,416,412, respectively. The Fund did not have any purchases or sales of long-term U.S. Government securities.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on September 20, 2007 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Fusion Global Long/Short Fund (the “Fund”), a series of the Trust, and Fusion Asset Management, LLC, the Fund’s investment adviser (the “Adviser”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement. The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information. Mr. Michiel Hurley, who will serve as a co-portfolio manager of the Fund along with Mr. Andrew Corradetti and Mr. Gregory Christian, attended the meeting of the Trustees held on September 20, 2007, and provided information concerning the Fund’s investment strategy of taking long and short positions in exchange-traded funds and the Adviser’s operations and staff. The Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

Discussion of Factors Considered

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided to the Fund.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Messrs. Hurley, Corradetti and Christian and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the TPM Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees also reviewed the Fund’s short sale strategies and the risks associated with those strategies and approved Short Sale Procedures for the Trust and reviewed their application to the Adviser’s management of the Fund’s portfolio. The Trustees, in consultation with their independent counsel, reviewed the Adviser’s IA Policies and Procedures Manual and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	Investment Performance of the Adviser.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Hurley’s presentation to them on September 20, 2007, during which Mr. Hurley provided information concerning the founding of the Adviser by Messrs. Corradetti and Christian and their extensive investment management experience using the investment process that they intend to employ as the Fund’s portfolio managers. The Board considered the performance of another investment company that the Adviser managed. The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Messrs. Hurley, Corradetti and Christian, as presented at the September 20, 2007 meeting and set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information. After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	Costs of Services and Profits Realized by the Adviser.

The Trustees considered the cost of services and the structure of the Adviser’s fees, noting that the Agreement provided for a unitary fee structure pursuant to which the Adviser will pay all other expenses of the Fund, other than “acquired fund fees and expenses,” from its 1.90% advisory fee. The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Trustees noted that the Fund’s contractual management fee and total expense ratio of 1.90%, while higher than the industry average of 1.508% for similar funds, was reasonable in light of the Fund’s unitary fee structure and when the proposed expense waivers and reimbursements of the Adviser were applied to the Fund’s overall expenses. The Fund’s total expense ratio fell within the third quartile of its peer group of global multi-cap core funds. The Adviser also presented information to the Trustees regarding certain competitors whose advisory fees and total expense ratios were, on average, higher than those of the Fund. The Trustees noted that the Fund’s total expenses would be capped at 1.90%. The Trustees also considered that “acquired fund fees and expenses” incurred in connection with the Fund’s investments in exchange-traded funds would not be subject to the expense cap nor paid by the Adviser from its advisory fee. The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser. The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive because the 1.90% advisory fee would be used to pay all of the Fund’s expenses other than “acquired fund fees and expenses” and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	Extent of Economies of Scale as the Fund Grows.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders). The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses. The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund. With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	Benefits Derived from the Relationship with the Fund.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Trustees examined the allocation of brokerage by the Adviser with respect to the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

Conclusions

The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

FUSION GLOBAL LONG/SHORT FUND

Additional Information (Unaudited)

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 East Michigan Street Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	Professor of Accounting (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	18	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Gary A. Drska 615 East Michigan Street Milwaukee, WI 53202 Age: 51	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–present); Director, Flight Standards & Training (1990–1999).	18	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

FUSION GLOBAL LONG/SHORT FUND

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee and Officers
Joseph C. Neuberger* 615 East Michigan Street Milwaukee, WI 53202 Age: 45	Chairperson, President and Treasurer/ Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	18	Director/Trustee, Buffalo Funds (an open-end investment company with nine portfolios); Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Kathleen Osland 615 East Michigan Street Milwaukee, WI 53202 Age: 29	Chief Compliance Officer	Indefinite Term; Since August 1, 2006	Counsel, U.S. Bancorp Fund Services, LLC (2005–present); Associate Counsel, Urban & Taylor, S.C. (2003–2005).	N/A	N/A

Rachel A. Spearo 615 East Michigan Street Milwaukee, WI 53202 Age: 28	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 50	Vice President	Indefinite Term; Since January 11, 2008	Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2004-present); UMB Investment Services Group (2000-2004).	N/A	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fusion Global Long/Short Fund has adopted proxy voting policies and procedures that delegate to Fusion Asset Management, LLC, the Fund’s investment advisor (the “Advisor”), the authority to vote proxies. A description of the Fusion Global Long/Short Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-600-7788. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at 1-877-600-7788 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

FUSION GLOBAL LONG/SHORT FUND

Investment Advisor	Fusion Asset Management, LLC 10425 Double R Blvd. Reno, Nevada 89521

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date May 7, 2008